Page 1 of ____

                                                     SEC Registration Nos.
                                                    33-45829 and 811-06563


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 7        XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Post-Effective Amendment No. 7        XX


                     Calvert World Values Fund, Inc.
            (Exact Name of Registrant as Specified in Charter)

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing                           XX on July, 31 1997
pursuant to paragraph (b)                            pursuant to
paragraph (b)

__ 60 days after filing                                       __ on (date)
pursuant to paragraph (a)                            pursuant to
paragraph (a)

of Rule 485.


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock are being registered by this Registration Statement. On March 29, 1997,
Registrant filed a Rule 24f-2 notice for its fiscal year ended March 31, 1997.

                     Calvert World Values Fund, Inc.
                     Form N-1A Cross Reference Sheet

Item number                     Prospectus Caption

        1.                      Cover Page
        2.                      Fund Expenses
        3.                      Financial Highlights
                                Yield or Total Return
        4.                      Investment Objective and Policies
                                Management of the Fund
        5.                      Management of the Fund
        6.                      Alternative Sales Options
                                Management of the Fund
                                Dividends and Taxes
        7.                      How to Buy Shares
                                Management of the Fund
                                Net Asset Value
                                Reduced Sales Charge
                                When Your Account Will Be Credited
                                Exchanges
        8.                      Alternative Sales Options
                                How to Sell Your Shares
        9.                      *

                                Statement of Additional Information Caption

        10.                     Cover Page
        11.                     Table of Contents
        12.                     General Information
        13.                     Investment Objective and Policies
                                Investment Restrictions
                                Portfolio Transactions
        14.                     Directors and Officers
        15.                     Directors and Officers
        16.                     Investment Advisor
                                Administrative Services
                                Independent Accountants and Custodians
                                Method of Distribution
        17.                     Portfolio Transactions
        18.                     General Information
        19.                     Purchase and Redemptions of Shares
                                Valuation of Shares
        20.                     Tax Matters
        21.                     Administrative Services
        22                      Calculation of Yield and Total Return
        23.                     Financial Statements

*  Inapplicable or negative answer

           PROSPECTUS JULY 31, 1997

        CALVERT CAPITAL ACCUMULATION FUND
        CALVERT NEW VISION SMALL CAP FUND
  4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND
                    20814

 .................................................

Calvert Capital Accumulation Fund seeks
long-term capital appreciation by investing primarily in the stock of small- to medium-sized companies using the talent of one or more investment subadvisors. The market capitalization of companies chosen for investment will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but the Fund may also invest in larger and smaller companies as deemed appropriate. It is the Advisor's intent that on average, the market capitalization of the companies represented in the Fund's portfolio will be mid-sized, with a slight bias toward the growth-style of investing. Other investments may include foreign securities, convertible issues, and certain options and futures transactions. The Fund will take reasonable risks in seeking to achieve its investment objective.

Calvert New Vision Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in the equity securities of small companies1 publicly traded in the United
States. In seeking capital appreciation, the Fund invests primarily in the equity securities of small capitalized growth companies
(including American Depositary Receipts
("ADRs")) that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund employs aggressive investment strategies that have the potential for yielding high returns. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities.

Share prices of both funds may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. Income is not an objective of either Fund; the Funds should not be used to meet short-term financial needs.

 .................................................

Responsible Investing

To the extent possible, investments are made in enterprises that make a significant contribution to our society through their products and services and through the way they do business.


----------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE FEDERAL OR ANY STATE
SECURITIES COMMISSION PASSED ON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY BANK, AND ARE NOT FEDERALLY INSURED
BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
WHEN INVESTORS SELL SHARES OF THE FUND, THE
VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT
ORIGINALLY PAID.




1 Currently those with a total capitalization of less than $1 billion at the time of the Fund's initial investment.

Purchase Information
The Funds both offer two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers.
Class C shares have a higher level of expenses than Class A shares, including higher Rule
12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances.
See "Alternative Sales Options" for further details.

 .................................................

To Open An Account
Call your investment professional, or complete and return the enclosed Account Application.
Minimum initial investment is $2,000 (may be lower for certain retirement plans).

 .................................................

About This Prospectus

Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional
Information ("SAI") (dated July 31, 1997) has been filed with the Securities and Exchange
Commission (the "Commission") and is
incorporated by reference. This free Statement is available upon request from the Fund:
800-368-2748. The Commission maintains a website (http://www.sec.gov) that contains the
SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.



-------------------------------------------------
                  FUND EXPENSES
 .................................................

                                     Capital Accumulation          New Vision
                                           Fund                  Small Cap Fund
A.Shareholder Transaction Costs          Class A  Class C      Class A  Class C
  Maximum Front-End Sales Charge
  on Purchases (as a percentage of
  offering price)                          4.75%     None          4.75%   None

  Maximum Contingent Deferred Sales Charge  None      None         None    None
 .................................................

B.  Annual Fund Operating Expenses (Fiscal Year
     1997)
    (as a percentage of average net assets)
    Management Fees                          0.90%     0.90%     0.90%   0.90%
    Rule 12b-1 Service and Distribution Fees 0.35%     1.00%     0.25%   1.00%

    Other Expenses                           0.71%     1.35%    0.35%3  0.60%3
-------------------------------------------------
    Total Fund Operating Expenses2           1.96%     3.25%     1.50%   2.50%




2 Net Fund Operating Expenses after reduction for fees paid indirectly for the Capital
Accumulation fund were:
   Class A - 1.86%, Class C - 3.14%
3 Estimated

C. Example:
     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; and (3) for Class A, payment of maximum initial sales charge at time of purchase:


                                     1 Year     3 Years    5 Years    10 Years

 Capital Accumulation Fund  Class A     $66       $106       $148       $265
                            Class C     $33       $100       $170       $355
 New Vision Small Cap Fund  Class A     $62        $93        N/A        N/A
                            Class C     $25        $78        N/A        N/A

The example should not be considered a
representation of past or future expenses.
Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

 .................................................

Shareholder Transaction Costs
are charges you pay when you buy or sell shares
of the Fund. See "Reduced Sales Charges" to see
if you qualify for possible reductions in the
sales charge. If you request a wire redemption
of less than $1,000, you will be charged a $5
wire fee.
 .................................................

Annual Fund Operating Expenses
are based on fiscal 1997 historical expenses for the Capital Accumulation Fund and are estimates for the New Vision Small Cap Fund.
Management fees are paid by the Funds to the Advisor for managing the Fund's investments and business affairs. Management fees include the subadvisory fees paid by Calvert Asset
Management Company, Inc. (the "Advisor") to the various subadvisors and the administrative service fee paid to Calvert Administrative
Services Company. Management Fees have been restated to reflect expenses anticipated in the current fiscal year. (See "Management of the Fund") The Management fees for the Capital
Accumulation Fund are subject to a performance adjustment which could cause the fee to be as high as 0.95% or as low as 0.65%, depending on performance. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Funds' daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information. The Advisor may voluntarily defer fees or assume expenses of the Funds. The respective Investment Advisory Agreements provide that the Advisor may, to the extent permitted by law, later recapture any fees it deferred or expenses it assumed during the two prior years.

The Funds' Rule 12b-1 fees include an
asset-based sales charge. Thus, long-term shareholders in each Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities
Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Funds. See the SAI, "Method of Distribution."

                FINANCIAL HIGHLIGHTS
 .....................................................

The following table provides information about the financial history of the Funds' Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. The table has been audited by Coopers
& Lybrand, L.L.P., whose reports are included in the Annual Reports to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.

                                 Class A Shares

                                                                  From Oct.31,
                                        Period Ended   Year Ended 1994(incep-
                                        March 31,      Sept. 30,  tion)to Sept.
                                        1997           1997       30, 1997
Capital Accumulation Fund
Net asset value, beginning of period  $     22.55     $  21.48        $ 15.00
Income from investment operations
   Net investment income (loss)              (.14)       (.24)          (.11)
   Net realized and unrealized gain (loss)   1.12)       1.88            6.61
     Total from investment operations        1.26)       1.64            6.50
Distributions from
   Net investment income                        -           -           (.02)
   Net realized gains                           -         (.57)         -
     Total Distributions                        -         (.57)         (.02)
Total increase (decrease) in
net asset value                                (1.26)     1.07           6.48
Net asset value, ending                   $     21.2   $  22.55      $  21.48
Total return<F4>                               (5.59%)      7.92%      43.40%
Ratio to average net assets:
   Net investment income (loss)            (1.27%)(a)      (1.56%)  (1.55%)(a)
   Total expenses<F5>                         1.96%(a)        2.16%  2.35  (a)
   Net expenses                              1.86%(a)        1.98%   2.06% (a)
   Expenses reimbursed                             -       -          .05% (a)
Portfolio turnover                               117%         114%         95%
Average commission rate paid              $     .0541      $  .0563   $    -
Net assets, ending (in thousands)         $    41,070      $  39,834 $  16,111
Number of shares outstanding,
ending (in thousands)                           1,929        1,767         750


<F4> Total return is not annualized and does not
reflect deduction of Class A front-end sales
charges.
<F5> This ratio reflects total expenses before
reduction for fees paid indirectly; such reductions
are included in the                         ratio
of net expenses.
(a)  Annualized


                                 Class C Shares

                                                                   From Oct.31,
                                        Period Ended  Year Ended   1994(incep-
                                        March 31,      Sept. 30,   tion)to Sept.
                                        1997           1997        30, 1997


Capital Accumulation Fund
Net asset value, beginning of period     $     22.34   $  21.55        $ 15.00
Income from investment operations
   Net investment income (loss)                (.27)        (.55)        (.15)
   Net realized and unrealized gain (loss)
(1.11)                                          1.91         6.70
     Total from investment operations         (1.38)         1.36         6.55
Distributions from
   Net investment income                         -            -             -
   Net realized gains                            -           (.57)          -
     Total Distributions                         -           (.57)          -
Total increase (decrease) in
net asset value                               (1.38)        .79           6.55
Net asset value, ending                  $     20.96   $  22.34       $  21.55
Total return<F6>                              (6.18%)        6.56%      43.67%
Ratio to average net assets:
   Net investment income (loss)           (2.56%)(a)      (2.82%)   (3.13%)(a)
   Total expenses<F7>                        3.25%(a)       3.42%     3.79%(a)
   Net expenses                             3.14%(a)        3.24%     3.50%(a)
   Expenses reimbursed                             -         -        2.79%(a)
Portfolio turnover                              117%         114%          95%
Average commission rate paid             $     .0541        $  .0563   $ -
Net assets, ending (in thousands)        $     3,054        $  3,164  $  1,992
Number of shares outstanding,
ending (in thousands)                            146          142           92

<F6> Total return is not annualized and does not
reflect deduction of Class A front-end sales
charges.
<F7> This ratio reflects total expenses before
reduction for fees paid indirectly; such reductions
are included in the                         ratio
of net expenses.
(a) Annualized


                                           Class A Shares     Class C Shares
                                           From Jan. 31,      From Jan, 31
                                           1997 (inception)   1997 (inception)
                                           to March 31, 1997  to March 31, 1997

New Vision Small Cap Fund
Net asset value, beginning of period        $         15.00          $  15.00
Income from investment operations
   Net investment income (loss)                           -              -
   Net realized and unrealized gain (loss)           (3.01)            (3.01)
     Total from investment operations                (3.01)            (3.01)
Distributions from
   Net investment income                               -                 -
   Net realized gains                                  -                 -
     Total Distributions                               -                 -
Total increase (decrease) in
net asset value                                      (3.01)            (3.01)
Net asset value, ending                     $         11.99          $  11.99
Total return<F8>                                    (20.07%)          (20.07%)
Ratio to average net assets:
   Net investment income (loss)
    Total expense<F9>                                .82%(a)          .82%(a)
   Net expenses                                       -             -
   Expenses reimbursed                             8.96%(a)         21.08%(a)
Portfolio turnover                                      97%               97%
Average commission rate paid                $         .0500          $  .0500
Net assets, ending (in thousands)           $         1,215            $  200
Number of shares outstanding,
ending (in thousands)                                   101                17


<F8> Total return is not annualized and does not
reflect deduction of Class A front-end sales charges.
<F9> This ratio reflects total expenses before
reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a) Annualized

INVESTMENT OBJECTIVE AND POLICIES
 .................................................

The Capital Accumulation Fund seeks to provide long-term capital appreciation by investing, under normal market conditions, at least 65% of its assets in the equity securities of small- to mid-sized companies.

The Capital Accumulation Fund seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of small- to mid-sized companies that are undervalued but demonstrate a potential for growth. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate.
Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, bonds, notes and other debt securities. The Fund may use certain futures and options, invest in repurchase agreements, and lend its portfolio securities. The Fund will take reasonable risks in seeking to achieve its investment objective.
There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval. The Fund will notify shareholders at least thirty days in advance of a change in the investment objective of the Fund so that shareholders may determine whether the Fund's goals continue to meet their own.

 .................................................

The Capital Accumulation Fund has a pool of several portfolio managers from which to choose.

The Capital Accumulation Fund will use the services of one or more investment subadvisors as portfolio managers in selecting companies in which to invest. Taking into account the individual styles of the portfolio managers, the Advisor will allocate assets to achieve the Fund's objective. The portfolio managers will select investments by examining such factors as company growth prospects, industry economic outlook, new product development, management, security value, risk, and financial characteristics.

 .................................................

New Vision Small Cap Fund

The Calvert New Vision Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. In seeking capital appreciation, the Fund invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

The New Vision Small Cap Fund pursues the objective of capital appreciation by investing primarily in equity securities of primarily small companies with promising growth potential. These companies typically are developing innovative products or services to seize emerging opportunities.

Under normal circumstances, the New Vision
Small Cap Fund will invest at least 65% of its total assets in equity securities of companies publicly traded in the United States (currently those with a total market capitalization of under $1 billion at the time of the Fund's initial investment).
The New Vision Small Cap Fund considers issuers of all industries with operations in all geographic markets, and does not seek interest income or dividends. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. In selecting equity investments, the Fund focuses on individual companies by screening over nine thousand stocks traded on all major U.S. stock exchanges. By applying proprietary stock selection criteria, the Fund identifies suitable investments to buy. The Fund may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Companies whose capitalization increases or decreases after initial purchase by the Fund continue to be considered small-capitalized for purposes of the 65% policy. Accordingly, less than 65% of the Fund's total assets may be invested in securities of issuers of companies publicly traded in the United States (currently those with a total market capitalization of less than $1 billion).

The New Vision Small Cap Fund will normally be as fully invested as practicable in common stocks (including ADRs), but also may invest in warrants and rights to purchase common stocks and in debt securities and preferred stocks convertible into common stocks (collectively,
"equity securities").



-------------------------------------------------
         INVESTMENT TECHNIQUES AND RISKS
 .................................................

Risks

A company's market capitalization is the total market value of its outstanding equity securities. The value of the Fund's investments will vary from day to day, and generally reflect market conditions, interest rates and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

 .................................................

Nondiversified

There may be risks associated with the Capital
Accumulation Fund being nondiversified.
Specifically, since a relatively high
percentage of the assets of the Capital
Accumulation Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Capital Accumulation
Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

 .................................................

Small Cap Issuers
While any investment in securities carries a certain degree of risk, the approach of the Fund is designed to maximize growth in relation to the risks assumed. The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly an investment in the Fund may not be appropriate for all investors.

 .................................................

Temporary defensive positions

Under normal market conditions the Fund strives to be fully invested in securities. However, for temporary defensive purposes -which may include a lack of adequate purchase candidates or an unfavorable market environment-the
Capital Accumulation Fund may invest up to 100% of its total assets, and the New Vision Small
Cap Fund may invest up to 35% of its total assets, in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

 .................................................

The Fund currently intends to invest in no more than 5% of its net assets in noninvestment-grade debt obligations.

Although the Capital Accumulation Fund invests primarily in equity securities, it may invest in debt securities and, although the New Vision
Small Cap Fund also invests primarily in equity securities, it may invest up to 35% of its total assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations.
Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's
Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA,
A, or BBB), or, if unrated, are deemed to be of comparable quality by the Advisor.
Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities are speculative in nature, the Funds currently intend to limit such investments to 5% of their respective net assets. The Funds will not buy debt securities rated lower than C.

 .................................................

Interest-rate risk

All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

The Fund may use options and futures as
defensive strategies.
The Capital Accumulation Fund may attempt to reduce the overall risk of its investments by using options and and futures contracts. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. The Subadvisors will make decisions whether to invest in these instruments based on market conditions, regulatory limits and tax considerations. If this strategy is used, the Fund may be required to cover assets used for this purpose in a segregated account for the protection of shareholders.

In extraordinary circumstances, the New Vision
Small Cap Fund may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values.
These techniques may involve derivative
transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices only as protection against an adverse move of the holdings in the Fund to adjust the risk and return characteristics of the Fund.
The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. If market conditions are judged incorrectly, a strategy does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Any instruments determined to be illiquid are subject to the Fund's limitation on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

 .................................................

Risks of using defensive strategies

There can be no assurance that engaging in options, futures, or any other defensive strategy will be successful. While defensive strategies are designed to protect the Funds from potential declines, if the Subadvisor misgauges market values, interest rates, or other economic factors, the Funds may be worse off than had they not employed the defensive strategy. While the Subadvisors attempt to determine price movements and thereby prevent declines in the value of portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of a defensive strategy so that a loss is incurred.
While defensive strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they offset favorable price movements. The use of defensive strategies may result in a disadvantage to the Funds if a Fund is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of a Fund to liquidate its position because of its relative illiquidity.

 .................................................

Repurchase agreements

The Funds may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Funds' respective Board of Directors/Trustees.
In addition, the Funds will only engage in repurchase agreements reasonably designed to fully secure during the term of the agreement, the seller's obligation to repurchase the underlying security. The Funds will monitor the market value of the underlying security during the term of the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Funds may incur a loss and may incur expenses in selling the underlying security.
Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

 .................................................

Foreign Securities and ADRs

The New Vision Small Cap Fund may invest up to
15% of its total assets in ADRs. The Capital
Accumulation Fund may also invest in ADRs, subject to the restrictions applicable to investments in foreign securities discussed below. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. U.S. dollar-denominated
ADRs, which are traded in the U.S. on exchanges or over the counter, are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign corporation. In general, there is a large, liquid market in the U.S. for many ADRs.

The Capital Accumulation Fund may invest up to 25% of its assets in the securities of foreign issuers, although it currently holds or intends to hold no more than 5% of its assets in such securities. The Capital Accumulation Fund may purchase foreign securities directly, on foreign markets, or those represented by ADRs, or other receipts evidencing ownership of foreign securities, such as International
Depositary Receipts and Global Depositary
Receipts. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs are generally higher than for U.S. investments. See the SAI for more information on investing in foreign securities.

 .................................................

The Funds may lend their portfolio securities.

Both Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, although the New Vision Small
Cap Fund does not intend to do so and the Capital Accumulation Fund does not currently intend to lend more than 5% of its portfolio securities. The advantage of such loans is that the Funds continue to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Funds' investment objective, policies and restrictions. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially.

 .................................................

Borrowing

The New Vision Small Cap Fund may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed one third of the value of the Fund's total assets.

High Social Impact Investments

The Funds have both adopted nonfundamental policies that permit investments which, with respect to the Capital Accumulation Fund, may be up to three percent, and with respect to the New Vision Small Cap Fund, may be up to one percent, of that Fund's assets in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering each
Fund's social criteria ("High Social Impact
Investments"). These securities are typically illiquid and unrated and are generally considered noninvestment-grade debt securities, which involve a greater risk of default or price decline than investment-grade securities.
Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social
Impact Investments committee of the Board of Directors/Trustees identifies, evaluates and selects these investments, subject to ratification by the respective Board.



-------------------------------------------------
    SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
 .................................................

The Funds carefully review company policies and behavior regarding social issues important to quality of life:



   environment        employee relations     product criteria

   weapons systems    nuclear energy         human rights


Once securities are determined to fall within the investment objective of a Fund and are deemed financially viable investments, they are analyzed according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisors.

The following criteria may be changed by the respective Fund's Board of Directors/Trustees without shareholder approval:
     (1) The Funds avoid investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating
environmental regulations, or otherwise have an egregious environmental record. Additionally, the Funds will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

     (2) The Funds will not invest in companies that are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

     (3) The Funds will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

     (4) The Funds will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The
Funds will not invest in companies that
make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While the Funds may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.



TOTAL RETURN
 .................................................

The Funds may advertise total return for each class of shares. Total return is based on historical results and is not intended to indicate future performance.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return
("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of return usually will include the effect of paying the front-end sales charge, in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical
Services, Inc. ("Lipper"). Further information about the Funds' performance is contained in its Annual Report to Shareholders, which may be obtained without charge.



-------------------------------------------------
             MANAGEMENT OF THE FUND
 .................................................

The Funds' Board of Directors/Trustees
supervise the Funds' activities and review their contracts with companies that provide them with services.

The Capital Accumulation Fund is a series of Calvert World Values Fund, Inc. an open-end management investment company organized as a Maryland corporation on February 14, 1992. The other series is the International Equity Fund, a socially-screened portfolio of equity securities from around the world.

The New Vision Small Cap Fund is a series of
The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982.
The other series of the Trust are the Calvert
Income Fund and Calvert Strategic
Growth Fund.

Neither Fund is required to hold annual
shareholder meetings, but special meetings may be called for certain purposes such as electing
Directors/Trustees, changing fundamental policies, or approving a management contract.
As a shareholder, you receive one vote for each share of a Fund you own, except that matters affecting classes differently, such as
Distribution Plans, will be voted on separately by class.

Calvert Asset Management Company, Inc. serves as Advisor to the Funds.
Calvert Asset Management Company, Inc. (the
"Advisor") is both Funds' investment advisor.
The Advisor provides the Funds with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors/Trustees who are affiliated persons of the Advisor. The
Advisor may also assume and pay certain
advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Funds pay all other operating expenses as noted in the SAI.

 .................................................

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's
Advisor, transfer agent and distributor, is a subsidiary of Acacia Mutual Life Insurance
Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group,
Ltd. and its subsidiaries are located at 4550
Montgomery Avenue, Suite 1000N, Bethesda,
Maryland 20814. As of March 31, 1997, Calvert
Group managed and administered assets in excess of $5.1 billion and more than 225,000 shareholder and depositor accounts.

 .................................................

The Advisor receives a fee based on a
percentage of the Fund's assets.

The respective Investment Advisory Agreements between the Funds and the Advisor both provide that the Advisor is entitled to a base annual fee, payable monthly, of 0.80% of the Capital
Accumulation Fund's, and 0.90% of the New
Vision Small Cap Fund's, average daily net assets. For its services during the fiscal year ended March 31, 1997, pursuant to the Investment Advisory Agreements, the Advisor received an investment advisory fee of 0.80% of the Capital Accumulation Fund's average daily net assets, and waived the advisory fee for the New Vision Small Cap Fund.

With respect to the Capital Accumulation Fund, the Advisor may earn (or have its fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 400 Mid-Cap
Index:

    Performance versus the Performance Fee
    S&P 400 Mid-Cap Index              Adjustment
 .................................................

           10% to less than 25%           0.01%
           25% to less than 40%           0.03%
           40% or more                    0.05%

For its services for fiscal year 1997, the Advisor received, pursuant to the Investment
Advisory Agreement, an advisory fee of 0.80% of the Fund's average daily net assets, which included a performance adjustment of 0.0028%.
The Advisor may in its discretion defer its fees or assume the Fund's operating expenses.

The Capital Accumulation Fund may use a
multi-manager approach.
The Capital Accumulation Fund has a pool of five investment subadvisors ("Subadvisors") ready to manage the Fund's assets. The subadvisors are listed below, the asterisk indicates the subadvisor(s) currently comprising the management team.

    Subadvisor                 Ownership
 .................................................

     *Brown Capital           African American
 Fortaleza Asset Management     Hispanic/Women
       Apodaca                Hispanic American
     New Amsterdam                 Women
       Sturdivant              African American

 .................................................


The Advisor has retained a consultant to make recommendations on allocations to Subadvisors.

The Advisor will select which Subadvisors will manage the Capital Accumulation Fund's assets at any given time and the allocation of assets among the managers. Each firm has selected a performance index against which it will be measured with respect to payment of a performance fee, as explained in the next section.

 .................................................

Brown Capital Management, Inc.

Brown Capital Management, Inc. of Baltimore,
Maryland believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings.
Stocks purchased are generally undervalued and have momentum, have earnings per share growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. Its performance index is a blended 60% Russell 1000 Growth and 40% Russell 2000.

Eddie C. Brown is founder and President of Brown Capital Management. He has over 22 years of investment experience, having served as a Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds an M.S. in Electrical Engineering from New York
University, and an M.S. in Business
Administration from the Indiana University
School of Business. Additionally, he is a professionally-designated Chartered Financial
Analyst (CFA) and Chartered Investment
Counselor.

The Capital Accumulation Fund's remaining pool of Subadvisors are described in the SAI. See
"Investment Advisor and Subadvisors."

Capital Accumulation Fund subadvisory
compensation
The Investment Subadvisory Agreement between the Advisor and each of the Subadvisors provides that the Subadvisors currently managing Fund assets are entitled to a base subadvisory fee of 0.25% of that portion of the Fund's average daily net assets managed by the Subadvisor, paid by the Advisor out of the fee the Advisor receives from the Fund. Each
Subadvisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the index agreed on with the
Advisor:

     Performance versus    Performance Fee
          the Index            Adjustment
 .................................................

     10% to less than 25%       0.02%
     25% to less than 40%       0.05%
     40% or more                0.10%

Payment by the Fund of a performance adjustment will be conditioned on: (1) the performance of the Fund as a whole having exceeded the S&P 400
Mid-Cap Index; and (2) payment of the
performance adjustment not causing the Fund's performance to fall below the S&P 400 Mid-Cap
Index. The performance adjustment will be paid by the Fund to the Advisor, which will then pass it on to the Subadvisor.

 .................................................

Portfolio Advisory Services, Inc. ("PASI") is the investment subadvisor to the New Vision
Small Cap Fund.

PASI's principal business office is 725 South
Figueroa Street, Suite 2328, Los Angeles,
California, 90017. As of March 31, 1997, PASI managed in excess of $244 million, including mutual fund assets. PASI manages the investment and reinvestment of the assets of the Fund, although the Advisor may screen potential investments for compatibility with the Fund's social criteria. PASI's investment style features quantitative screens and in-depth
"bottom-up" fundamental analysis to identify superior growth stocks.

 .................................................

Portfolio Manager for the New Vision Small Cap
Fund

The portfolio management team for the New
Vision Small Cap Fund (since inception) is led by Cedd Moses, Director and Managing Director of Investments of PASI, and PASI's principal shareholder. Mr. Moses earned a Bachelor of Science in Mechanical Engineering from UCLA in
1982, and subsequently worked with several securities firms before founding PASI in 1988.
Mr. Moses is assisted by portfolio managers
Kathleen Kalp and Stuart L. Peterson, both firm vice presidents. Ms. Kalp, a member of the investment policy committee, is responsible for the general analysis of securities. In 1990, she joined Pilgrim America where her responsibilities included general equity analysis for the $250 million "Magnacap" Growth and Income Fund. Ms. Kalp began her career in 1984 with William O'Neil & Co. as a research analyst. She has an MBA from Loyola Marymount
University, a BA in Business Economics from the University of California at Santa Barbara, and is currently a CFA Level III candidate.

Mr. Peterson, also an investment policy
committee member, is responsible for the general analysis of securities and development of PASI's original security screens.
Previously, he worked at Chase Manhattan Bank in the Financial Products Group (1994), analyzing investment management industry trends and various derivative products. Mr. Peterson began his career with Lehman Brothers in 1989, and was a Registered Representative at Dean
Witter Reynolds, Inc. from 1990 to 1993. He received an MBA in Analytic Finance from the University of Chicago and a BA in Economics from the University of California, Los Angeles.

The Investment Subadvisory Agreement between the Advisor and PASI provides that PASI is entitled to a base subadvisory fee of 0.47% of the Fund's average daily net assets managed by PASI. PASI's fee is paid by the Advisor out of the fee the Advisor receives from the Fund.

The Funds have obtained an exemptive order from the Securities and Exchange Commission to permit them, pursuant to approval by the Board of Directors/Trustees, to enter into and materially amend contracts with a Subadvisor without shareholder approval. See "Investment
Advisor and Subadvisor" in the SAI for further details.

 .................................................

Calvert Administrative Services Company
provides administrative services for the Fund.

Calvert Administrative Services Company
("CASC"), an affiliate of the Advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from both Funds of 0.10% of the respective Fund's average daily net assets.

 .................................................

Calvert Distributors, Inc. serves as
underwriter to market the Funds' shares.

Calvert Distributors, Inc. ("CDI") is both
Funds' principal underwriter and distributor.
Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

 .................................................

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is both
Funds' transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE
 .................................................

Opening An Account
You can buy shares of the Fund in several ways.

An account application accompanies this
prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

 .................................................

Alternative Sales Options
The Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

 .................................................

Class C shares have higher expenses than Class
A shares.

Each Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act.
Payments under the Class A Distribution Plan are limited to up to 0.35% with respect to the Capital Accumulation Fund, and up to 0.25% with respect to the New Vision Small Cap Fund, annually of the average daily net asset value of Class A shares, while payments under Class C
Distribution Plan are 1.00% of the average daily net asset value of Class C shares.

 .................................................

Considerations for deciding which class of shares to buy.

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total
Return") You should consider Class A shares if you qualify for a reduced sales charge under Class A. Class A shares may also be more appropriate for larger accounts or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more.

Class A Shares
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                                               Concession
                                    As a % of     As a % of    to Dealers as a
  Amount of                         Offering      Net Amount   % of Amount
  Investment                          Price        Invested    Invested
 .................................................

  Less than $50,000                   4.75%          4.99%        4.00%
  $50,000 but less than $100,000      3.75%          3.90%        3.00%
  $100,000 but less than $250,000     2.75%          2.83%        2.25%
  $250,000 but less than $500,000     1.75%          1.78%        1.25%
  $500,000 but less than $1,000,000   1.00%          1.01%        0.80%
  $1,000,000 and over                 0.00%          0.00%       0.25%*

*CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within twelve months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge.
Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

 .................................................

Class A Distribution Plan
Each Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A
Distribution Plan"), which provides for
payments at a maximum rate of 0.35% with respect to the Capital Accumulation Fund, and 0.25% with respect to the New Vision Small Cap
Fund, of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to broker-dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended March 31, 1997, Class A distribution Plan expenses for the Capital Accumulation Fund were 0.35% and were waived for the New Vision Small
Cap Fund.

Class C Shares
Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

 .................................................

Class C Distribution Plan
Each Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C
Distribution Plan"), which provides for
payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay broker-dealers and other selling firms quarterly compensation at an annual rate of up to 0.75%, plus a service fee of up to 0.25%, of the average daily net asset value of each share sold by such others. During the fiscal year ended March
31, 1997, Class C Distribution Plan expenses for the Capital Accumulation Fund were 1.00% of the average daily net assets. For the period ended March 31, 1997, distribution expenses were waived for the New Vision Small Cap Fund.

 .................................................

Arrangements with Broker-Dealers and Others
CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CDI may receive reimbursement of eligible marketing and distribution expenses from the Fund's Rule
12b-1 Distribution Plan and in compliance with the rules of the NASD.

Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

                         HOW TO BUY SHARES

METHOD            INITIAL INVESTMENT    ADDITIONAL
INVESTMENT

BY MAIL           $2,000 minimum                  $250   minimum
                  Please make your check payable  Please make your check payable
                  to the Fund ad mail it          to the Fund and mail it
                  with your application to:       with your investment slip to:
                  Calvert Group                   Calvert Group
                  P.O. Box 419544                 P.O. Box 419544
                  Kansas City, MO 64141-6544      Kansas City, MO 64141-6544

BY REGISTERED,    Calvert Group                   Calvert Group
CERTIFIED, OR     c/o NFDS, 6th Floor             c/o NFDS, 6th Floor
OVERNIGHT MAIL    1004 Baltimore                  1004 Baltimore
                  Kansas City, MO 64105-1807      Kansas City, MO 64105-1807

THROUGH           $2,000 minimum                  $250 minimum
BROKER
AT THE CALVERT    Visit the Calvert Branch Office to make investments by check.
BRANCH OFFICE     See the back cover page for the address.


FOR ALL OPTIONS BELOW, PLEASE CALL YOUR
FINANCIAL PROFESSIONAL OR
CALVERT GROUP AT 800-368-2745

BY EXCHANGE      $2,000 minimum                   $250 minimum
(FROM YOUR
ACCOUNT IN      When opening an account by exchange, your new account
ANOTHER         must be established with the same name (s), address and taxpayer
CALVERT         identification number as your existing Calvert account.
FUND)

BY BANK WIRE    $2,000 minimum                    $250 minimum

BY CALVERT      Not Available                     $50   minimum
MONEY           for Initial Investment
CONTROLLER

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

 .................................................

Net asset value per share ("NAV)" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.
The NAV of each class will vary daily based on the market values of the Fund's investments.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Directors/Trustees believes accurately reflects fair value.

The NAV is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York
Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).



-------------------------------------------------
       WHEN YOUR ACCOUNT WILL BE CREDITED
 .................................................

Before you buy shares, please read the
following information to make sure your
investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. All your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund may hold payment on redemptions until it is reasonably satisfied that the investment is collected
(normally up to 10 business days from purchase date). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited when received by the transfer agent. Any check purchase received without an investment slip may cause delayed crediting.


Certain financial institutions or
broker-dealers which have entered into a sales agreement with CDI may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES
 .................................................

Each exchange represents the sale of shares of one Fund and the purchase of shares of another.
Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert
Group Family of Funds has a variety of
investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other
Calvert Group Funds in order to respond to changes in your goals or in market conditions.
However, to protect a Fund's performance and to minimize costs, Calvert Group discourages frequent exchanges and may prohibit additional purchases of Fund shares by persons engaged in too many short-term trades. Before you make an exchange from a Fund or Portfolio, please note the following:

     Call your broker or a Calvert
     representative for information and a
     prospectus for any of Calvert's other
     Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

     Complete and sign an application for an
     account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

     Shares on which you have already paid a
     sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.
     Class C shares may be exchanged for shares of another fund, but will be charged the front-end sales charge, if applicable.

     Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same
     Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

     For purposes of the exchange privilege,
     the Fund is related to Summit Cash
     Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

OTHER CALVERT GROUP SERVICES
 .................................................

Calvert Information Network
Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, yields, performance information, account balances, and authorize certain transactions.

 .................................................

Calvert Money Controller
Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares.
You use Calvert Money Controller like an
"electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call.
Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption requests will be honored. All Calvert Money
Controller transaction requests must be
received by 4:00 p.m. Eastern time.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge.

 .................................................

Telephone Transactions
Calvert may record all telephone calls.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. You automatically have telephone privileges unless you elect otherwise. Each Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

 .................................................

Optional Services
Complete the account application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call Calvert Investor
Relations at 800-368-2745 for further
assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, trust company, savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings
Householding reduces Fund expenses while saving paper and postage expenses.

If you have multiple accounts with Calvert, you may receive combined mailings of statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor
Relations at 800-368-2745 to consolidate mailings and receive additional copies of information.

 .................................................

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker, dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

 .................................................

Tax-Saving Retirement Plans
Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account in the Fund under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the chart on page 21. Also, reduced sales charges may apply. See "Exhibit
A" - Reduced Sales Charges."

     Individual retirement accounts (IRAs):
     available to anyone who has earned income.
     You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

     Qualified Profit-Sharing and
     Money-Purchase Plans (including 401(k)
     Plans): available to self-employed people and their partners, or to corporations and their employees.

     Simplified Employee Pension Plan
     (SEP-IRA): available to self-employed
     people and their partners, or to
     corporations.

     403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

HOW TO SELL YOUR SHARES
 .................................................

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted.
See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days). The Fund reserves the right to redeem in kind (i.e., to give you the value of your redemption in portfolio securities instead of in cash).

 .................................................

-------------------------------------------------
       REDEMPTION REQUIREMENTS TO REMEMBER
To ensure acceptance of your redemption
request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock
Exchange is closed (or when trading is
restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

 .................................................

Minimum account balance is $1,000 per Fund, per class.

Please maintain a balance in each of your fund accounts of at least $1,000, per Fund, per class. If, due to redemptions, the account falls below $1,000, or you fail to invest at least $1,000, your account may be charged a service fee or closed and the proceeds mailed to you. You will be given a notice that your account will be closed after 30 days if the balance is not brought up to the required minimum amount.

 .................................................

By Mail To: Calvert Group, P.O. Box 419544
Kansas City, MO 64141-6544.

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.


  Type of Registration      Requirements

Corporations,         Letter of instruction and corporate resolution, signed by
Associations          person(s) authorized to act on the account, accompanied
                      by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s)(as Trustees), with a signature guarantee.(If the Trustee's name is not registered on your account, provide a copy of the trust document,certified within the last 60 days.)
By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions."
If for any reason you are unable to reach the Fund by telephone, whether due to mechanical difficulties, heavy market volume or otherwise, you may send a written redemption request to the Fund by overnight mail. If your account is held through a broker, see "Through Your
Broker."

 .................................................

Exchange to Another Calvert Group Fund

You must meet the minimum investment
requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter. See "Exchanges."

 .................................................

Systematic Check Redemptions

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount. If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

 .................................................

Through your Broker

If your account is held in your broker's name
("street name"), you should contact your broker directly to transfer, exchange or redeem shares.



-------------------------------------------------
       DIVIDENDS, CAPITAL GAINS AND TAXES
 .................................................

Each year, both Funds distribute substantially all of their respective net investment income to their shareholders.

Dividends from a Fund's net investment income are declared and paid annually. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of a Fund's net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally declared and paid by a Fund once a year; however, a Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments will generally be higher for Class A shares.

Dividend and Distribution Payment Options
Dividends and any distributions are
automatically reinvested in the same Fund at NAV (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller).
Dividends and distributions may be
automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at NAV. If reinvested in the same Fund account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S.
Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

 .................................................

"Buying a Dividend"

At the time of purchase, the share price of a Fund may reflect undistributed income, capital gains or unrealized appreciation of securities.
Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

 .................................................

Federal Taxes

Each Fund normally distributes all net income and capital gain to shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested.
Distributions of net investment income are taxable as ordinary income; distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared during October, November or December and paid in January of the following year are taxable in the year they are declared. The Funds will mail you Form 1099-DIV in January indicating the federal tax status of your dividends. If distributions exceed the respective Fund's net investment income and capital gain for the year, the excess will reduce your tax basis for your shares in that Fund.

 .................................................

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, each Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges.
You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

 .................................................

Taxpayer Identification Number

If we do not have your correct Social Security or Corporate Tax Identification Number ("TIN") and a signed certified application or Form W9, Federal law requires the Funds to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The
Funds reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.



                    EXHIBIT A
      REDUCED SALES CHARGES (CLASS A ONLY)
 .................................................

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.


Right of Accumulation
The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

 .................................................

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

 .................................................

Group Purchases
If you are a member of a qualified group, you may purchase shares of a Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

 .................................................

Retirement Plans Under Section 457,
Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under Section
457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under
Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least
200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section
401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds
(except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group
Retirement Plans, 4550 Montgomery Avenue, Suite
1000N, Bethesda, Maryland 20814.

 .................................................

Other Circumstances
There is no sales charge on shares of any fund
(portfolio or series) of the Calvert Group of Funds sold to:
(1) Directors, Trustees, Officers, Advisory
Council Members, employees of the Calvert Group of Funds or affiliated companies, employees of broker dealers distributing the Funds' shares and family members of the above; (2) Purchases made through a Registered Investment Advisor;
(3) Trust departments of banks or savings institutions for trust clients of such bank or institution; and (4) Purchases through a broker maintaining an omnibus account with the Fund and purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or
(b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in
Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."

 .................................................

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert
Group Fund automatically invested in your account with no additional sales charge.

 .................................................

Purchases made at net asset value ("NAV")
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

 .................................................

Reinstatement Privilege
If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the NAV next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

CALVERT WORLD VALUES FUND, INC.
CAPITAL ACCUMULATION FUND


Statement of Additional Information
July 31, 1997

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


TABLE OF CONTENTS

Investment Objective and Policies                   1
Investment Restrictions                             8
Purchase and Redemption of Shares                  10
Reduced Sales Charges (Class A)                    11
Net Asset Value                                    11
Calculation of Total Return                        11
Advertising                                        12
Dividends and Taxes                                13
Directors and Officers                             15
Investment Advisor and Subadvisors                 17
Transfer and Shareholder Servicing Agent           19
Method of Distribution                             20
Portfolio Transactions                             21
Independent Accountants and Custodians             21
General Information                                22
Financial Statements                               22
Appendix                                           22



STATEMENT OF ADDITIONAL INFORMATION-July 31, 1997


CALVERT CAPITAL ACCUMULATION FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account                            (800) 368-2748
Information:                           (301) 951-4820

Shareholder Services:                  (800) 368-2745

Broker                                 (800) 368-2746
Services:                              (301) 951-4850

TDD for the Hearing-Impaired:          (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated July 31, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks to provide long-term capital appreciation by investing primarily in the equity securities of small- to mid-sized companies that are undervalued but demonstrate a potential for growth. Currently, and for the foreseeable future, the Advisor manages the Fund as a mid-cap fund, with a slight bias toward growth style. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which generally are within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate.

         Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, certain options and futures transactions, bonds, notes and other debt securities. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

Defensive Strategies
         The Fund may employ certain defensive strategies (generally options and futures contracts) in an attempt to protect against the decline of its investments. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during particular months in the future at a specified price. Buying or selling futures contracts -- contracts that establish a price level at a given time for items to be delivered later -- amounts to insurance against adverse price changes, or "hedging."
         The Fund may purchase put and call options, and write (sell) covered put and call options, on equity and debt securities, foreign currencies and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These strategies may also be used with respect to futures.

Special Risks of Defensive Strategies
         Successful use of defensive strategies depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed.
         There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy.
         While defensive strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument used for defensive purposes may result in a loss to the Fund.
         The Fund may be required to cover its assets in a segregated account. If an investment is not able to be liquidated at the time the Subadvisor believes it is best for the Fund to do so, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

Instruments used as part of a Defensive Strategy
         The Fund may write covered call options and purchase call and put options on securities and securities indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contracts and related options for hedging purposes, and invest in repurchase agreements. A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.
         A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. The Fund may write exchange-traded call options on its securities.
Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way against anticipated changes in the market value of portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.
         Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.
         The Fund may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators. The Fund may purchase a put or call option on securities (including a straddle or spread) only if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, does not exceed 5% of the Fund's total assets.
         The Fund may write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out options it has written. During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out options it has written.
         The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.
         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.
         The Fund may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of portfolio securities or securities which it or the Fund intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below.
         Financial futures contracts in which the Fund may invest include interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. (See "Foreign Currency Transactions.") A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
         Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.
         The Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.


Noninvestment-grade (High Yield/High Risk - or Junk Bond) Debt Securities
         The Fund may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody s), which provides that no more than 35% of its assets is in securities rated below BBB, or in unrated securities determined by the Advisor to be comparable to securities rated below BBB. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.
         The quality limitation set forth in the investment policy is determined immediately after the Fund's acquisition of a security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. If an obligation held by the Fund is later downgraded, the Fund's Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Fund's net asset value, and the total percentage, if any, of obligations currently rated below investment grade held by the Fund.
         When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Foreign Securities
         The Fund may purchase foreign securities. Foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad and may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Foreign Currency Transactions
         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
         Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities
         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund. The Fund will realize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Nondiversified Status
         The Fund is a "nondiversified" investment company under the Investment Act of 1940 (the "Act"), which means the Fund is not limited by the Act in the proportion of its assets that may be invested in the securities of a single issuer. A nondiversified fund may invest in a smaller number of issuers than a diversified fund. Thus, an investment in the Fund may, under certain circumstances, present greater risk of loss to an investor than an investment in a diversified fund. However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify for this Subchapter M tax treatment, the Fund will limit its investments to satisfy the Code diversification requirements so that, at the close of each quarter of the taxable year, (i) not more than 25% of the fund's assets will be invested in the securities of a single issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, and (ii) with respect to 50% of its assets, not more than 5% of its assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investments in United States Government securities are not subject to these limitations; while securities issued or guaranteed by foreign governments are subject to the above tests in the same manner as the securities of non-governmental issuers. The Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable.)
         2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Make loans of more than one-third of the assets of the Fund, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4. Underwrite the securities of other issuers, except as permitted by the Board of Directors within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         5. Purchase from or sell to any of the Fund's officers or directors, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         7. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Directors in an amount not to exceed 10% or as permitted by law.
         8. Purchase more than 10% of the outstanding voting securities of any issuer.

Nonfundamental Investment Restrictions
         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:
         9. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         10. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
         11. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se restricted.
         12. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The depositor payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         13. Purchase or retain securities of any issuer if the officers, Directors of the Fund or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         14. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         15. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.
         16. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
         17. Invest for the purpose of exercising control or management of another issuer.

         For purposes of the Fund's concentration policy contained in restriction (2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

PURCHASE AND REDEMPTION OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         New shareholders wishing to use the Fund's telephone redemption procedure must so indicate on their Investment Applications and, if desired, designate a commercial bank or securities broker and account to receive the redemption proceeds. Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to the Fund, with a voided check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption of Fund shares may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received unless redemptions have been suspended or postponed as described above.

REDUCED SALES CHARGES (CLASS A)

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

NET ASSET VALUE

         The net asset value per share of the Fund, the price at which the Fund's shares are redeemed, is determined every business day as of the close of the New York Stock Exchange (generally, 4:00 p.m., Eastern time), and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The public offering price of the Fund's shares is the net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value per share is computed separately for each class by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding for that class. The Fund's securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

CALCULATION OF TOTAL RETURN

         The Fund may, from time to time, advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, after deducting the applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note:
"Total Return" when quoted in the Financial Highlights section of the Fund's Prospectus and the Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum sales load" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $l,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Performance is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "return without maximum sales load" which do not reflect deduction of the sales charge. Return without maximum sales load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum sales load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge. Return may be advertised for other periods, such as by quarter, or cumulatively for more than one year.
         Return for the Fund's shares are as follows:

                         Class A Shares    Class A Shares
                         Without           Total Return
                         Maximum           With Maximum       Class C Shares
                         Sales Load        Sales Load         Total Return

9/30/96 to 3/31/97         -5.59%           -10.05%           -6.18%

Since inception,
10/31/94                   16.97%           14.63%            16.15%

         Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period should not be considered an indication of future return.

ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron s, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes because of different expenses.
         Certain options, futures contracts, and options on futures contracts are section 1256 contracts. Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"). Also, section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant gains or losses are treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of the year-end gain or loss. The use of section 1256 contracts may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders.
         Hedging transactions in options, futures contracts and straddles or other similar transactions will subject the Fund to special tax rules (including mark-to-market, straddle, wash sale and short sales rules). The effect of these rules may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities or convert short-term capital losses into long-term capital losses. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the various selections available under the Code with respect to hedging transactions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The Fund will use its best efforts to make any available elections pertaining to the foregoing transactions in a manner believed to be in the best interests of the Fund. The 30% limit on gains from the sale of securities held for less than three months and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, or options on futures contracts.
         The Fund's transactions in foreign currency-denominated debt and equity securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
         If more than 50% of the Fund's assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
         Dividends and distributions may be subject to state and local taxes. Dividends paid by the Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. The Fund will advise shareholders of the proportion of its dividends consisting of such governmental interest. Shareholders should consult their tax advisors regarding the possible exclusion of this portion of their dividends for state and local tax purposes.
         Investors should note that the Internal Revenue Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any dividends or redemption payments occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; or foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

DIRECTORS AND OFFICERS

         JOHN G. GUFFEY, JR., Director. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. DOB: 05/15/48.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
and as an officer and director of each of its affiliated companies. She is President and Director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 08/09/52.
         TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. He is also a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. Address: 15 Edwards Square, Northampton, Massachusetts 01060. DOB: 12/13/44.
         RUSTUM ROY, Director. Mr. Roy is the Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society. Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University
Park, Pennsylvania, 16802. DOB: 7/3/24.
         *D. WAYNE SILBY, Esq., Director. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. Address: 1715 18th Street, N.W., Washington, D.C. 20009. DOB: 07/20/48.
         TESSA TENNANT, Director. Ms. Tennant is the head of green and ethical investing for National Provident Investment Managers Ltd. Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers.
Address: 55 Calverley Road, Tunbridge Wells, Kent, TN1 2UE, United Kingdom.
DOB: 5/29/59.
         MOHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh.
DOB: 6/28/40.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd. and Senior Vice President and Chief
Investment Officer of Calvert Asset Management Company, Inc. DOB: 01/13/50.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/09/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 07/24/52.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

*"Interested persons" of the Fund under the Investment Company Act of 1940.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund.
         During fiscal 1997, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $3,072.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

Director Compensation Table
(Fiscal Year 1997)

Name of Director        Aggregate          Pension or         Total
                        Compensation       Retirement         Compensation
                        from Portfolio     Benefits           from Registrant
                        for service        Accrued as         and Fund
                        as Director        part of            Complex paid
                                           Registrant         to Directors <F2>
                                           Expenses<F1>

John Guffey, Jr.        $101               $0                 $12,564
Terrence J. Mollner     $0                 $0                 $10,158
Rustum Roy              $0                 $0                 $2,000
D. Wayne Silby          $101               $0                 $14,832
Tessa Tennant           $0                 $2,000             $2,000
Mohammad Yunus          $0                 $2,000             $2,000


<F1>  None of the Directors have chosen to defer a portion of their compensation as of March 31, 1997.
<F2> As of December  31, 1997, the Fund complex consists of nine (9)
registered investment companies.

INVESTMENT ADVISOR AND SUB-ADVISORS

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into on May 21, 1992, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Advisor receives an annual base fee, payable monthly, of 0.80% of the Fund's average daily net assets. For the 1995 fiscal period, the Advisor received a fee of $50,418, reimbursed $12,183, and voluntarily waived or assumed $3,256 of expenses. For the 1996 fiscal period, the Advisor received a fee of $243,241 and there were no expenses reimbursed or fees voluntarily waived. For the 1997 fiscal period, the Advisor received a fee of $177,369. There were no expenses reimbursed or fees voluntarily waived.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of directors, executive officers and employees of the Fund, who are not "affiliated persons" of the Advisor or the Subadvisors within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Fund's current Subadvisor is described in the Prospectus. See "Management of the Fund." The remaining pool of Sub-Advisors are described below.

Apodaca Investment Group, Inc.: Apodaca Investment Group, Inc. of San Francisco, California is a small-cap growth manager that seeks to discover compelling investment ideas by focusing on those entrepreneurial companies that identify and capitalize on positive trends. It looks for companies that are experiencing a powerful acceleration in earnings, exhibit a strong, high quality balance sheet or decidedly improving financial statements and demonstrate strong relative price strength. Its performance index is the Russell 2000.

         Jerry Apodaca is Vice President of Apodaca Investment Group, Inc. He earned a B.A. from the University of New Mexico in 1983, and has had active business experience since that time.

Fortaleza Asset Management, Inc.: Fortaleza Asset Management, Inc., of Chicago, Illinois, is a small-cap growth manager that bases its investment principles on three key elements: (1) a proprietary stock valuation system that incorporates technical and market sentiment indicators to determine optimal buy points; (2) an emphasis on the preservation of capital through the implementation of a strict selling discipline to lock in capital gains and reduce losses; and (3) a discipline that does not force equity commitment in overvalued markets. The investment approach is based on a bottom-up stock selection process. Its performance index is the Russell 2000.

         Ms. Margarita Perez is the founder, President and Portfolio Manager of Fortaleza, and has over 14 years of investment experience. Prior to forming Fortaleza, Ms. Perez was Vice President and Portfolio Manager for Monetta Financial Services, Inc., where she was directly involved in the management of equity accounts totaling in excess of $100 million.

         Ms. Perez is a native of Puerto Rico. She earned an MBA fro DePaul University School of Commerce. Ms. Perez is a member of various professional organizations including the American Institute of CPA s, National Society of Hispanic MBA s, Association for Investment Management and Research, and the National Association of Securities Professionals. She is also a trustee of the Chicago Historical Society.

New Amsterdam Partners, L.P.: New Amsterdam Partners, L.P. is a mid-cap value investment manager in New York, New York. New Amsterdam Partners is a quantitative investment firm, evaluating investment opportunities by comparing expected investment returns. The firm believes that the disciplined use of their valuation techniques, in conjunction with fundamental analysis of companies, is the key to understanding and maximizing investment returns.

         Michelle Clayman, General Partner of New Amsterdam, was a founding partner of the company, which was started in 1986. Prior to co-founding New Amsterdam, Ms. Clayman was a Vice President of Salomon Brothers in charge of STOCKFACTS, an on-line computer system that combines analytical tools for equity analysis and databases and was designed and developed by Ms. Clayman. Ms. Clayman received her Bachelor of Arts from Oxford University and an MBA from Stanford University. She is a CFA and is past President of the Society of Quantitative Analysts.

         Keith Graham is Vice President and Special Limited Partner of New Amsterdam. Before joining the company in 1987, Mr. Graham was an Assistant Treasurer at the Bankers Trust Company, first in the Trust Administration Group and later in the Investment Management Consulting Group.

Sturdivant & Co., Inc.: Sturdivant & Co., Inc., of Clementon, New Jersey, seeks to identify undervalued companies or companies undergoing significant changes that will enhance shareholder value. The company utilizes a conservative, disciplined and consistently-applied decision making process designed to achieve lower risk than the market.

         Ralph Sturdivant is Chairman and CEO who, prior to founding the firm, was a Vice President at Prudential-Bache Securities and an Account Executive with Merrill Lynch. Mr. Sturdivant holds a Bachelor of Arts from Morgan State University and is a member of the Financial Analysts of Philadelphia.

         Albert Sturdivant is President and CIO, and was a principal and manager of the capital markets division of Grigsby, Brandford & Company prior to co-founding Sturdivant & Co. Mr. Sturdivant earned an MBA from the Wharton Business School of the University of Pennsylvania.



Administrative Services
         Calvert Administrative Services Company ("CASC , an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets. For the 1995, 1996 and 1997 fiscal periods, CASC received $6,251, $30,405 and $22,248 in administrative fees, respectively.


TRANSFER AND SHAREHOLDER SERVICING AGENT

         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc. receives compensation based on the number of shareholder accounts and the number of shareholder transactions. During fiscal period 1995, 1996 and 1997, CSSI received $13,179, $134,497, and $77,552 from the
Fund, respectively.

METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan (see below). For fiscal period 1997, CDI received distribution fees of $72,378 under the Class A Distribution Plan. Of the Class A distribution expenses paid in fiscal 1997, $44,432 was used to compensate dealers for their share distribution promotional services, and the remainder was used for Advertising. CDI also receives the portion of the sales charge in excess of the dealer reallowance. CDI received net sales charges of $23,647, $151,785, and $49,218 for fiscal periods ending 1995, 1996 and 1997, respectively.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class C. For the period from inception (October 31, 1994) to September 30, 1995, Class C Distribution Plan expenses totaled $4,448. That amount was used entirely to compensate dealers distributing shares, and to compensate the underwriter. For the fiscal year 1996, Class C Distribution Plan expenses totaled $27,695. That amount was used entirely to compensate dealers distributing shares, and to compensate the underwriter. For the fiscal year 1997, Class C Distribution Plan expenses totaled $15,686.
         The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors.
         The Fund's policy is to limit portfolio turnover to transactions necessary to carry out its investment policies and to obtain cash for redemption of its shares. Depending upon market conditions, the Fund's turnover expressed as a percentage may in some years exceed 100%, but is not expected to exceed 200%. For the 1995, 1996 and 1997 fiscal periods, the portfolio turnover rates of the Fund were 95%, 114% and 117%, respectively. In all transactions, the Fund seeks to obtain the best price and most favorable execution and selects broker-dealers on the basis of their professional capability and the value and quality of their services. Broker-dealers may be selected who provide the Fund with statistical, research, or other information and services. Such broker-dealers may receive compensation for executing portfolio transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions, if the Advisor determines in good faith that such compensation is reasonable in relation to the value of the information and services provided. Although any statistical, research, or other information or services provided by broker-dealers may be useful to the Advisor, its dollar value is generally indeterminable and its availability or receipt does not materially reduce the Advisor's normal research activities or expenses. During fiscal 1995, no commissions were paid to any officer or director of the Fund, or to any of their affiliates. During fiscal year 1996, $177,000 in aggregate brokerage commissions were paid to broker-dealers. During fiscal year 1997, $17,728 in aggregate brokerage commissions were paid to broker-dealers.
         The Advisor may also execute Fund transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers and Lybrand, L.L.P., has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110 acts as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. Neither custodian has a part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

         The Fund was organized as a Maryland Corporation on February 14,
1992. The other series of the Fund is the Calvert International Equity Fund.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

FINANCIAL STATEMENTS

         The Fund's audited financial statements included in its Annual Report to Shareholders dated March 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling The Calvert Fund.

APPENDIX

Corporate Bond Ratings:
Description of Moody's Investors Service Inc. s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY's INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody s. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR's CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:        (Fund or Portfolio name*)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.




Dealer



Name of Investor(s)


By
Authorized Signer



Address



Date



Signature of Investor(s)



Date



Signature of Investor(s)

*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

PART C.   OTHER INFORMATION


                        PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial statements

                  Financial statements incorporated by reference to:
                  All financial statements for Calvert World Values Fund, Inc., International Equity Fund and Capital Accumulation Fund are incorporated by reference to Registrant's Annual Report dated March 31, 1997, and filed June 11, 1997.

         (b)      Exhibits:

                  1. Articles of Incorporation (incorporated by reference to Registrant's Initial Registration
                  Statement, February 18, 1992).

                  2.       By-Laws, (incorporated by reference to
                  Registrant's Pre-Effective Amendment No. 1,
                  May 21, 1992).

                  4.       Specimen Stock Certificate, (Draft
                  incorporated by reference to Registrant's
                  Pre-Effective Amendment No. 2, May 27, 1992).

                  5.a.     Investment Advisory Contract, (incorporated by
                  reference to Registrant's Pre-Effective
                  Amendment No. 1, May 21, 1992).

                  5.b.     Sub-advisory Contract, (incorporated by
                  reference to Registrant's Pre-Effective
                  Amendment No. 1, May 21, 1992).

                  6. Underwriting Agreement, (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 4, January 31, 1995).

                  7. Directors' Deferred Compensation Agreement, (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 4, January 31,
                   1995).

                  8. Custodial Contract, (Draft incorporated by reference to Registrant's Pre-Effective
                  Amendment No. 2, May 27, 1992).

                  9.A.     Transfer Agency Contract, (incorporated by
                  reference to Registrant's Pre-Effective
                  Amendment No. 1, May 21, 1992).

                  9.B.     Administrative Services Agreement,
                  (incorporated by reference to Registrant's
                  Pre-Effective Amendment No. 1, May 21, 1992).

                  10. Opinion and Consent of Counsel as to Legality of Shares Being Registered, (incorporated by reference to Registrants Post-Effective Amendment No. 6, January
                  31, 1997).

                  11. Consent of Independent Accountants to Use of Report; (filed herewith).

                  14. Model Retirement Plans, (incorporated by reference to Registrant's Pre-Effective
                  Amendment No. 2, May 27, 1992).

                  15. Plan of Distribution, (for Class A shares, incorporated by reference to Registrant's
                  Pre-Effective Amendment No. 1, May 21, 1992).
                   (For Class B and C shares, incorporated by
                  reference to Registrant's Post-Effective
                  Amendment No. 4, January 31, 1995).

                  16. Schedule for Computation of Performance Quotation, (incorporated by reference to
                  Registrant's Post-Effective Amendment No. 4,
                  January 31, 1995).

                  17. Multiple-class Plan pursuant to Investment Company Act of 1940 Rule 18f-3, (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 5, January 31, 1996).

         Exhibits 3, 12, and 13 are omitted because they are inapplicable.


Item 25.  Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Directors. Some members of Registrant's Board also serve on the Board of Trustees/Directors for Calvert Social Investment Fund, Calvert New
World Fund, Inc., or Acacia Capital Corporation, and/or a common Board with five registered investment companies, First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves,
The Calvert Fund, and Calvert Municipal Fund, Inc.



Item 26.  Number of Holders of Securities

         As of June 30, 1997, there were 19,546 holders of record of Registrant's Class A shares of common stock for the Calvert World
Values International Equity Fund series.

         As of June 30, 1997, there were 1,094 holders of record of Registrant's Class C shares of common stock for the Calvert World
Values International Equity Fund series.

         As of June 30, 1997, there were 6,054 holders of record of Registrant's Class A shares of common stock for the Calvert World
Values Capital Accumulation Fund series.

         As of June 30, 1997, there were 629 holders of record of Registrant's Class C shares of common stock for the Calvert World
Values Capital Accumulation Fund series.

Item 27.  Indemnification

         Registrant's ByLaws provide, in summary, that officers, directors, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers errors and omissions liability coverage, plus $3 million in excess directors and officers liability coverage for the independent directors only. Registrant also maintains an $8 million Investment Company Blanket Bond (fidelity coverage) issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont 05402.


Item 28. Business and Other Connections of Investment Adviser

                                   Name of Company, Principal
Name                               Business and Address            Capacity


Barbara J. Krumsiek                Calvert Asset Management        Officer
                                   Company, Inc.                   and
                                   Investment Advisor              Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland  20814
                                    --------------
                                   Calvert-Sloan Advisers, L.L.C.  Director
                                   Investment Advisor
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Group, Ltd.             Officer
                                   Holding Company                 and
                                   4550 Montgomery Avenue          Director
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Shareholder             Officer
                                   Services, Inc.                  and
                                   Transfer Agent                  Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Administrative          Officer
                                   Services Company                and
                                   Service Company                 Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                  Calvert Distributors, Inc.       Director
                                  Broker-Dealer                    and Officer
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland 20814
                                  ---------------
                                  First Variable Rate Fund for     Officer
                                  Government Income                and
                                  Calvert Tax-Free Reserve         Trustee
                                  Calvert Social Investment Fund
                                  Money Management Plus
                                  The Calvert Fund

                                  Investment Companies
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland  20814
                                  ---------------

                                  Acacia Capital Corporation       Officer
                                  Calvert Municipal Fund, Inc.     and
                                  Calvert World Values Fund, Inc   Director
                                  Calvert New World Fund, Inc.

                                  Investment Companies
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland  20814
                                  ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ronald M.             First Variable Rate Fund for Government Income
  Wolfsheimer         Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      --------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company                               and
                      Service Company                                  Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Md. 20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


David R. Rochat       First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus                            and
                      The Calvert Fund                                 Trustee

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Municipal Fund, Inc.                     Officer
                      Investment Company                               and
                      4550 Montgomery Avenue                           Director
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.                                  and
                      Investment Advisor                               Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Chelsea Securities, Inc.                         Officer
                      Securities Firm                                  and
                      Post Office Box 93                               Director
                      Chelsea, Vermont  05038
                      ---------------
                      Grady, Berwald & Co.                             Officer
                      Holding Company                                  and
                      43A South Finley Avenue                          Director
                      Basking Ridge, NJ  07920
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Reno J. Martini       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert New World Fund, Inc.                     Director
                      Investment Company                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Director
                      Investment Advisor                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Md. 20814
                      ---------------

Charles T. Nason      Acacia Mutual Life Insurance                     Officer
                      Acacia National Life Insurance                   and
                                                                       Director
                      Insurance Companies
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Director
                      Tax Return Preparation Services
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ----------------

                      Acacia Federal Savings Bank                      Director
                      Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W.                        Director
                      Washington, D.C.  20001
                      ---------------
                      Calvert Group, Ltd.                              Director
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Social Investment Fund                   Trustee
                      Investment Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      -----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Robert John.          Acacia National Life Insurance                   Officer
  H. Sands            Insurance Company                                and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Mutual Life Insurance                     Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Federal Savings Bank                      Officer
                      Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Realty Corporation                        Officer
                      Real Estate Investments
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W                         Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Officer
                      Tax Return Preparation Services                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C. 20001
                      ----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

                      Calvert Group, Ltd.                              Director
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services, Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

William M. Tartikoff  Acacia National Life Insurance                   Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Administrative                           Officer
                      Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Susan Walker          Calvert Group, Ltd.                              Officer
  Bender              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Katherine             Calvert Group, Ltd.                              Officer
  Stoner              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Lisa Crossley         Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ivy Wafford           Calvert Group, Ltd.                              Officer
  Duke                Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Daniel K. Hayes       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Geoffrey Ashton       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------


Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Annette Krakovitz     Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

John Nichols          Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

David Leach           Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves (d/b/a Money Management Plus), The Calvert Fund, Calvert Municipal Fund, Inc.,
Calvert World Values Fund, Inc., and Acacia Capital Corporation's PRISM variable annuity product.

         (b)    Positions of Underwriter's Officers and Directors

Name and Principal             Position(s) with           Position(s) with
Business Address               Underwriter                Registrant

Ronald M. Wolfsheimer          Director, Senior           Vice President
                               Vice President,            Treasurer
                               and Controller


William M. Tartikoff           Director, Senior           Vice President,
                               Vice-President,            Secretary
                               Secretary, and
                               General Counsel

Barbara J. Krumsiek            Director and President      Director and Sr.
                                                           Vice President

Steve Cohen                    Vice-President              None

Karen Becker                   Vice-President              None

Geoffrey Ashton                Regional
                               Vice-President              None

Tim McCabe                     Regional
                               Vice-President              None

Susan Walker Bender            Assistant Secretary         Assistant Secretary

Katherine Stoner               Assistant Secretary         Assistant
                                                           Secretary

Lisa Crossley                  Compliance Officer          Assistant Secretary
                               and Assistant Secretary

Ivy Wafford Duke               Assistant Secretary         Assistant Secretary


The principal business address of the above individuals is 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

         (c)    Inapplicable.

Item 30.  Location of Accounts and Records

          Ronald M. Wolfsheimer, Treasurer
          and
          William M. Tartikoff, Secretary

          4550 Montgomery Avenue, Suite 1000N
          Bethesda, Maryland  20814

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

          a)       Not applicable.

          b)       Not applicable.

          c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 30th day of July, 1997.


                                        CALVERT WORLD VALUES FUND, INC.

                               By:      _________________________________
                                        Barbara J. Krumsiek
                                        President and Director

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 30, 1997.

Signature                           Title



__________**____________   Director and
Barbara J. Krumsiek        Principal Executive Officer


__________**____________   Principal Accounting  Officer
Ronald M. Wolfsheimer


__________**____________   Director
John G. Guffey, Jr.


__________**____________   Director
Terrence Mollner


__________**____________   Director
Rustum Roy


__________**____________   Director
D. Wayne Silby


__________**____________   Director
Tessa Tennant


______________________     Director
Mohammad Yunus
                                    **By:____________________________
                                    Name:   Ivy Wafford Duke
                                            as Attorney-in-fact

                                        Executed by Ivy Wafford Duke
                                        on behalf of those indicated pursuant
                                        to a Power of Attorney dated
                                        May 8, 1997, filed here with.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)                  Form of Opinion and Consent of Counsel

Ex-23
24(b)(11)                  Independent Auditors' Consent

Ex-24                      Power of Attorney

Ex-27
24(17)                     Financial Data Schedules